Revenue - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Contract assets	$ 0		$ 0		$ 0	$ 0
Contract with customer accounts receivable	782		782		262	348
Deferred revenue balance	2,582		2,582		2,864	1,661	$ 1,591
Deferred revenue, noncurrent	1,787		1,787		501	1,545
Revenue, remaining performance obligation, amount	8,447		8,447		4,321
Capitalized contract cost, amortization	286	$ 211	1,182	$ 211	238	429
Capitalized contract cost, net	1,837		1,837		1,910	455
Bill and HoldArrangements [Member]
Disaggregation of Revenue [Line Items]
Contract with customer, performance obligation satisfied in previous period	340	$ 270	736	$ 670	670	409
Customized Design Services [Member]
Disaggregation of Revenue [Line Items]
Contract with customer, performance obligation satisfied in previous period					1,621	3,956
Battery Shipment [Member]
Disaggregation of Revenue [Line Items]
Contract with customer, performance obligation satisfied in previous period					1,151	$ 723
Revenue Remaining Performance Obligation Expected Period of Recognization Year One [Member]
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation, amount	3,110		3,110		3,277
Revenue Remaining Performance Obligation Expected Period of Recognization Year Two to Five [Member]
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation, amount	$ 5,337		$ 5,337		$ 1,044